Due to Shareholders of Acquired Companies (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Summary of amounts due to shareholders of acquired companies
The amounts due to shareholders of acquired companies, currencies, and interest rates applied were as follows:

	December 31, 2017	December 31, 2016	Nominal Currency	Interest Rate %
Universidade Anhembi Morumbi (UAM Brazil)	$45,206	$52,043	BRL	CDI + 2%
University of St. Augustine for Health Sciences, LLC (St. Augustine)	11,550	11,550	USD	7%
Monash South Africa (MSA)	9,571	8,318	AUD	n/a
Faculdade Porto-Alegrense (FAPA)	3,084	2,973	BRL	IGP-M
IADE Group	2,374	2,755	EUR	3%
Faculdades Metropolitanas Unidas Educacionais (FMU)	—	100,382	BRL	CDI
Total due to shareholders of acquired companies	71,785	178,021
Less: Current portion of due to shareholders of acquired companies	34,745	111,681
Due to shareholders of acquired companies, less current portion	$37,040	$66,340

AUD: Australian Dollar	CDI: Certificados de Depósitos Interbancários (Brazil)
BRL: Brazilian Real	IGP-M: General Index of Market Prices (Brazil)
EUR: European Euro
USD: United States Dollar
The aggregate maturities of Due to shareholders of acquired companies as of December 31, 2017, were as follows:

2018	$35,257
2019	14,081
2020	12,939
2021	11,752
2022	—
Aggregate maturities	74,029
Less: imputed interest discount	(2,244)
Total	$71,785